SCHEDULE OF PLANT AND EQUIPMENT (Details) - Goodvision Inc [Member] - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Line Items]
Total property and equipment, at cost	$ 15,792
Less: accumulated depreciation	(1,787)
Property and equipment, net	14,005
Computer and Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment, at cost	9,147
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment, at cost	$ 6,645